Financial Instruments - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2021 USD ($)
Derivative [Line Items]
Trade and other receivables	$ 273,055	$ 192,209	$ 120,752
Debt securities interest income	12,242	4,000
Equity and other investments without readily determinable fair values	1,084,500
Maximum commitment amount	10,957
Foreign exchange forward contracts
Derivative [Line Items]
Foreign exchange forward contracts, notional value	526,721	586,547
Level 3
Derivative [Line Items]
Transfers out of level 3	$ (200,135)	$ (275,597)
Level 3 | Measurement Input, Discount for Lack of Marketability
Derivative [Line Items]
Warrant, measurement input	0.09	0.15
Level 3 | Fair Value, Nonrecurring
Derivative [Line Items]
Equity and other investments without readily determinable fair values	$ 677,078
Convertible notes in private companies
Derivative [Line Items]
Unrealized gain (loss)	(29,628)	$ 1,878
Convertible notes in private companies | Interest Income
Derivative [Line Items]
Debt securities interest income	8,721	4,000
Accrued interest
Derivative [Line Items]
Trade and other receivables	$ 15,517	$ 13,067	$ 7,563